Goodwill and Intangible Assets, Net - Schedule of Estimated Future Amortization Expense Related to Finite Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (for the remaining period)	$ 9,956
2022	12,567	$ 8,118
2023	10,942	7,371
2024	9,072	7,161
2025	8,903	7,066
2026		7,037
Thereafter		18,934
Thereafter	33,577
Total	$ 85,017	$ 55,687